Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Non-cash impairment charge	$ 908,873	$ 36,700
Goodwill | TruGreen
Intangible Assets
Non-cash impairment charge	$ 790,200